OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 98	$ 74	$ 66
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	5	5	5
Benefits To Employees [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses		1	1
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	2	3	3
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	21	15	13
Transportation And Freights [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	68	49	43
Other [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 2	$ 1	$ 1